EARNINGS (LOSS) PER SHARE - Diluted earnings (losses) per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Diluted earnings per share
Result of the year attributed to the controlling shareholders	R$ (2,817,518)	R$ 319,693	R$ 1,820,994
Weighted average number of shares in the year (except treasury shares)	1,349,222	1,093,493	1,091,700
Adjustment by stock options		1,386	2,428
Weighted average number of shares (diluted)	1,349,222	1,094,879	1,094,128
Diluted loss per common share - R$	R$ (2.08825)	R$ 0.29199	R$ 1.66433